Portfolio of Investments	June 30, 2022 (Unaudited)

FOMO ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	5.9
Consumer Discretionary	11.9
Financials	24.3
Health Care	6.3
Information Technology	6.1
Exchange-Traded Funds	45.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 11.3%
Communication Services — 1.2%
448	Baidu, Inc.(a)	66,631
Consumer Discretionary — 2.5%
581	Alibaba Group Holding, Ltd., ADR(a)	66,048
1,109	Pinduoduo, Inc., ADR(a)	68,536
		134,584
Financials — 5.0%
27,636	CF Acquisition Corp. VI, Class A(a)	275,531
Health Care — 1.3%
1,090	Lantheus Holdings, Inc.(a)	71,973
Information Technology — 1.3%
4,369	SunPower Corp. (a)	69,074
Total Common Stocks (Cost $624,557)		617,793

Exchange-Traded Funds — 9.4%
1,000	Invesco QQQ Trust Series 1	280,280
6,000	ProShares Ultra VIX Short-Term Futures ETF(a)	87,180
2,000	SPDR S&P Biotech ETF(a)	148,540
		516,000
Total Exchange-Traded Funds (Cost $516,839)		516,000

Total Investments — 20.7% (Cost $1,141,396)		1,133,793
Other Assets in Excess of Liabilities — 79.3%		4,331,223
Net Assets — 100.0%		5,465,016

(a)	Non-income producing security

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
S&P — Standard and Poor's
SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	3.2
Exchange-Traded Funds	96.6
Options on Futures	0.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 94.5%
4,375	Invesco CurrencyShares Japanese Yen Trust(a)	301,766
14,350	iShares China Large Cap ETF	486,608
5,832	iShares MSCI Europe Financials ETF	92,554
9,275	iShares MSCI Netherlands ETF	325,182
13,100	iShares MSCI Sweden ETF	398,895
3,100	JPMorgan BetaBuilders Japan ETF	136,617
3,750	Kraneshares CSI China Internet ETF	122,850
3,000	ProShares Bitcoin Strategy ETF(a)	34,830
2,500	Vanguard FTSE Emerging Markets ETF	104,125
1,225	Vanguard Information Technology ETF	400,023
1,500	Vanguard Intermediate-Term Corporate Bond ETF	120,030
250	Vanguard S&P 500 ETF	86,720
		2,610,200
Total Exchange-Traded Funds (Cost $2,796,302)		2,610,200

Preferred Stock — 3.2%
Financials — 3.2%
25,000	Federal National Mortgage Association, 8.25%	87,000
Total Preferred Stock (Cost $82,650)		87,000

Purchased Options on Futures — 0.2%
Total Purchased Options on Futures (Cost $25,147)		6,000

Total Investments — 97.9% (Cost $2,904,099)		2,703,200
Other Assets in Excess of Liabilities — 2.1%		58,325
Net Assets — 100.0%		2,761,525

(a)	Non-income producing security.

ETF — Exchange-Traded Fund
S&P — Standard and Poor's

Written Options on Futures Contracts

Exchange-traded options on futures contacts written as of June 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Japanese Yen Future Option	Call	16	1,740	2,773	87.00	8/5/22	(500)
(Total Premiums Received $2,773)							(500)

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF

Purchased Options on Futures Contracts

Exchanged-traded options on futures contacts purchased as of June 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000) ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro Currency Future Option	Call	8	1,080	1.08	8/5/22	3,000
Japanese Yen Future Option	Call	16	1,600	80.00	8/5/22	3,000
(Total Cost $25,147)						6,000

(a) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2022 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Fund	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Fund — 20.3%
249,683	SPDR Bloomberg 1-3 Month T-Bill ETF	22,843,498
Total Exchange-Traded Fund (Cost $22,833,456)		22,843,498

Total Investments — 20.3% (Cost $22,833,456)		22,843,498
Other Assets in Excess of Liabilities — 79.7%		89,771,839
Net Assets — 100.0%		112,615,337

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2022 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 14.0%
194,259	ProShares Short 20+ Year Treasury(a)	3,894,893
150,118	ProShares Short 7-10 Year Treasury(a)	4,047,181
48,210	SPDR Bloomberg 1-3 Month T-Bill ETF	4,410,733
		12,352,807
Total Exchange-Traded Funds (Cost $12,298,355)		12,352,807

Total Investments — 14.0% (Cost $12,298,355)		12,352,807
Other Assets in Excess of Liabilities — 86.0%		75,643,067
Net Assets — 100.0%		87,995,874

(a)	Non-income producing security.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2022 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Fund	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Fund — 13.5%
94,927	SPDR Bloomberg 1-3 Month T-Bill ETF	8,684,871
Total Exchange-Traded Fund (Cost $8,680,644)		8,684,871

Total Investments — 13.5% (Cost $8,680,644)		8,684,871
Other Assets in Excess of Liabilities — 86.5%		55,783,295
Net Assets — 100.0%		64,468,166

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2022 (Unaudited)

Revere Sector Opportunity ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 98.8%
8,672	Communication Services Select Sector SPDR Fund ETF	470,629
3,998	Consumer Discretionary Select Sector SPDR Fund ETF	549,645
9,582	Consumer Staples Select Sector SPDR Fund ETF	691,629
6,581	Energy Select Sector SPDR Fund ETF	470,607
20,770	Financial Select Sector SPDR Fund ETF	653,216
9,925	Health Care Select Sector SPDR Fund ETF	1,272,782
4,896	Industrial Select Sector SPDR Fund ETF	427,617
4,846	Materials Select Sector SPDR Fund ETF	356,666
2,516	Real Estate Select Sector SPDR Fund ETF	102,804
11,942	Technology Select Sector SPDR Fund ETF	1,518,067
4,632	Utilities Select Sector SPDR Fund ETF	324,842
		6,838,504
Total Exchange-Traded Funds (Cost $7,915,490)		6,838,504

Total Investments — 98.8% (Cost $7,915,490)		6,838,504
Other Assets in Excess of Liabilities — 1.2%		85,086
Net Assets — 100.0%		6,923,590

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depositary Receipts

Portfolio of Investments	June 30, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Closed End Funds	99.9
Options on Futures	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Closed End Funds — 78.9%
415,462	Aberdeen Asia-Pacific Income Fund, Inc.	1,213,149
158,373	Angel Oak Financial Strategies Income Term Trust	2,309,078
112,191	Apollo Tactical Income Fund, Inc.	1,350,780
229,744	BlackRock Core Bond Trust	2,600,702
315,282	BlackRock Credit Allocation Income Trust	3,433,421
35,544	BlackRock Income Trust, Inc.	161,370
40,309	BlackRock Municipal Income Fund, Inc.	480,080
40,875	BlackRock Municipal Income Trust II	451,669
102,577	BlackRock MuniHoldings Fund, Inc.	1,301,702
249,431	BlackRock MuniVest Fund, Inc.	1,858,261
133,342	BlackRock MuniYield Fund, Inc.	1,485,430
29,133	BlackRock MuniYield Quality Fund, Inc.	369,698
100,893	BlackRock MuniYield Quality Fund III, Inc.	1,176,412
8,750	Blackstone Strategic Credit Fund	97,737
24,226	DoubleLine Opportunistic Credit Fund	377,441
152,434	DoubleLine Yield Opportunities Fund	2,185,903
17,780	Eaton Vance Municipal Bond Fund	190,246
50,620	Invesco Quality Municipal Income Trust	516,830
277,853	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,247,560
100,897	Nuveen AMT-Free Quality Municipal Income Fund	1,185,540
668,529	Nuveen Credit Strategies Income Fund	3,476,351
122,832	Nuveen Municipal Credit Income Fund	1,542,770
63,753	Nuveen New York AMT-Free Quality Municipal Income Fund	704,471
31,300	Nuveen Preferred & Income Opportunities Fund	239,445
182,539	Nuveen Preferred & Income Securities Fund	1,325,233
35,963	Nuveen Quality Municipal Income Fund	448,459
453,749	Nuveen Senior Income Fund	2,173,458
134,582	PIMCO Dynamic Income Opportunities Fund	1,863,961
264,832	Western Asset Emerging Markets Debt Fund, Inc.	2,338,466
		38,105,623
Total Closed End Funds (Cost $45,014,916)		38,105,623

Purchased Options on Futures — 0.1%
Total Purchased Options on Futures (Cost $108,038)		56,438

Total Investments — 79.0% (Cost $45,122,954)		38,162,061
Other Assets in Excess of Liabilities — 21.0%		10,156,211
Net Assets — 100.0%		48,318,272

AMT — Alternative Minimum Tax

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Futures Contracts

At June 30, 2022, the Fund's open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
10 Year Japan Government Bond Future	8	9/12/22	8,762,382	8,718
				8,718

Written Options

Exchange-traded options on futures contacts written as of June 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	430	102,931	42,463	95.75	9/16/22	(21,500)
(Total Premiums Received $42,463)							(21,500)

Purchased Options

Exchanged-traded options on futures contacts purchased as of June 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	430	103,469	96.25	9/16/22	56,438
(Total Cost $108,038)						56,438

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Closed End Funds	99.6
Options on Futures	0.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Closed End Funds — 89.4%
30,022	BlackRock Municipal Income Fund, Inc.	357,562
44,756	BlackRock Municipal Income Trust II	494,554
92,134	BlackRock MuniHoldings Fund, Inc.	1,169,180
216,063	BlackRock MuniVest Fund, Inc.	1,609,669
200,324	BlackRock MuniYield Fund, Inc.	2,231,609
30,117	BlackRock MuniYield Quality Fund, Inc.	382,185
113,632	BlackRock MuniYield Quality Fund III, Inc.	1,324,949
23,859	Eaton Vance Municipal Bond Fund	255,291
127,793	Invesco Quality Municipal Income Trust	1,304,767
191,498	Nuveen AMT-Free Quality Municipal Income Fund	2,250,102
153,025	Nuveen Municipal Credit Income Fund	1,921,994
94,854	Nuveen New York AMT-Free Quality Municipal Income Fund	1,048,137
115,798	Nuveen Quality Municipal Income Fund	1,444,001
		15,794,000
Total Closed End Funds (Cost $18,193,382)		15,794,000

Purchased Options on Futures — 0.3%
Total Purchased Options on Futures (Cost $115,746)		57,487

Total Investments — 89.7% (Cost $18,309,128)		15,851,487
Other Assets in Excess of Liabilities — 10.3%		1,817,056
Net Assets — 100.0%		17,668,543

AMT — Alternative Minimum Tax

Futures Contracts

At June 30, 2022, the Fund's open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
10 Year Japan Government Bond Future	3	9/12/22	3,285,893	3,269
				3,269

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

Written Options

Exchange-traded options on futures contacts written as of June 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	438	104,846	43,029	95.75	9/16/22	(21,900)
(Total Premiums Received $43,029)							(21,900)

Purchased Options

Exchanged-traded options on futures contacts purchased as of June 30, 2022 were as follows:

Description		Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options		Put	438	105,394	96.25	9/16/22	57,487
(Total Cost $115,746)							57,487

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Fund	3.6
Options on Futures	0.5
Treasury Note	95.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Fund — 3.2%
3,500	United States Oil Fund, LP(a)	281,225
Total Exchange-Traded Fund (Cost $265,975)		281,225

Purchased Options on Futures — 0.4%
Total Purchased Options on Futures (Cost $74,693)		37,669

Treasury Note — 84.9%
7,473,000	United States Treasury Note, 2.50%, 5/31/2024	7,406,735
Total Treasury Note (Cost $7,468,168)		7,406,735

Total Investments — 88.5% (Cost $7,808,836)		7,725,629
Other Assets in Excess of Liabilities — 11.5%		1,003,970
Net Assets — 100.0%		8,729,599

(a)	Non-income producing security.

LP — Limited Partnership

Futures Contracts

At June 30, 2022, the Fund's open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
30 Day Federal Funds Future	62	11/30/22	25,022,877	36,098
				36,098

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
30 Day Federal Funds Future	62	8/31/22	25,250,228	(3,906)
10 Year Japan Government Bond Future	7	9/12/22	7,667,084	27,351
				23,445

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Written Options

Exchange-traded options on futures contacts written as of June 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options	Put	223	53,381	22,258	95.75	9/16/22	(11,150)
(Total Premiums Received $22,258)							(11,150)

Purchased Options

Exchanged-traded options on futures contacts purchased as of June 30, 2022 were as follows:

Description		Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 2Y Midcurve Options		Put	223	53,659	96.25	9/16/22	29,269
(Total Cost $59,805)							29,269

Exchanged-traded equity options purchased as of June 30, 2022 were as follows:

Description		Put/Call	Number of Contracts	Notional Amount (000)($)(a)	Strike Price ($)	Expiration Date	Value ($)
iShares Silver Trust		Call	350	770	22.00	9/16/2022	8,400
(Total Cost $14,888)							8,400

(a)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2022 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Funds — 68.7%
62,599	Vanguard FTSE Developed Markets ETF	2,554,039
36,838	Vanguard FTSE Emerging Markets ETF	1,534,303
12,304	Vanguard S&P 500 ETF	4,268,011
10,570	Vanguard Small Capital ETF	1,861,483
		10,217,836
Total Exchange-Traded Funds (Cost $10,878,848)		10,217,836

Total Investments — 68.7% (Cost $10,878,848)		10,217,836
Other Assets in Excess of Liabilities — 31.3%		4,665,348
Net Assets — 100.0%		14,883,184

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor's

Futures Contracts

At June 30, 2022, the Fund's open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
E-Mini Russell 2000 Future	19	9/16/22	1,622,600	(1,947)
MSCI EAFE Future	25	9/16/22	2,320,750	21,573
MSCI Emerging Markets Future	28	9/16/22	1,403,780	(6,778)
S&P 500 E-mini Future	21	9/16/22	3,978,975	37,925
				50,773

Portfolio of Investments	June 30, 2022 (Unaudited)

Tuttle Capital Short Innovation ETF

Total Return Swap Agreements

Pay/ Receive	Financing Rate (%)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	2.93	Ark Innovation ETF	Scotiabank	01/20/23	Monthly	56,035,388	(370,088)	—	(370,088)
Pay	2.93	Ark Innovation ETF	Cowen	11/10/22	At Maturity	411,884,319	(6,482,060)	—	(6,482,060)
							(6,852,148)	—	(6,852,148)

Portfolio of Investments	June 30, 2022 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	82.8
Health Care	0.8
Private Investments	14.7
Private Investment in Public Equity	0.7
Private Investment in Warrants	0.2
Rights	0.1
Warrants	0.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 80.5%
Financials — 79.7%
34,021	A SPAC II Acquisition Corp.(a)	341,231
150,255	Accelerate Acquisition Corp.(a)	1,466,489
53,350	Acropolis Infrastructure Acquisition Corp., Class A(a)	515,895
58,666	Adara Acquisition Corp.(a)	580,207
46,395	AEA-Bridges Impact Corp., Class A(a)	460,238
50,462	Ares Acquisition Corp.(a)	496,041
19,357	Athena Technology Acquisition Corp. II, Class A(a)	189,699
34,363	Atlas Crest Investment Corp. II(a)	337,101
50,000	Aura FAT Projects Acquisition Corp.(a)	496,000
40,000	Aurora Technology Acquisition Corp., Class A(a)	396,400
48,114	Austerlitz Acquisition Corp. I, Class A(a)	469,112
36,174	Austerlitz Acquisition Corp. II, Class A(a)	352,697
59,963	Avanti Acquisition Corp.(a)(b)	594,234
26,446	Banyan Acquisition Corp., Class A(a)	263,402
13,178	BOA Acquisition Corp., Class A(a)	129,013
63,668	CC Neuberger Principal Holdings II(a)(b)	636,043
27,161	Churchill Capital Corp. V(a)	266,993
39,127	Churchill Capital Corp. VII, Class A(a)	382,271
34,384	Class Acceleration Corp.(a)	337,651
83,836	Cohn Robbins Holdings Corp.(a)	833,330
49,370	Coliseum Acquisition Corp., Class A(a)	480,370
19,595	Crucible Acquisition Corp.(a)	192,815
75,000	Decarbonization Plus Acquisition Corp. IV, Class A(a)	743,250
35,580	FinTech Acquisition Corp. VI, Class A(a)	350,463
40,543	Fortistar Sustainable Solutions Corp., Class A(a)	397,727
60,252	Fortress Capital Acquisition Corp.(a)	593,482
28,774	G&P Acquisition Corp., Class A(a)	286,014
18,441	Gobi Acquisition Corp.(a)	183,119
16,579	Golden Arrow Merger Corp.(a)	162,143
38,758	Good Works II Acquisition Corp.(a)	384,479
23,730	Hudson Executive Investment Corp. II(a)	233,503
25,858	Hudson Executive Investment Corp. III(a)	253,408
22,382	Integrated Rail and Resources Acquisition Corp., Class A(a)	222,701
38,256	International Media Acquisition Corp., Class A(a)	381,604
40,697	Isleworth Healthcare Acquisition Corp.(a)	405,342
26,784	Kadem Sustainable Impact Corp.(a)	261,948
41,590	Kernel Group Holdings, Inc., Class A(a)	408,414
9,392	Keyarch Acquisition Corp.(a)	92,464
48,114	Logistics Innovation Technologies Corp., Class A(a)	467,668
30,166	Lux Health Tech Acquisition Corp., Class A(a)	298,342
19,559	Mason Industrial Technology, Inc., Class A(a)	191,287

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
Financials — 79.7% (continued)
120,612	Metals Acquisition Corp., Class A(a)	1,180,791
57,701	New Vista Acquisition Corp.(a)	566,624
51,487	Newbury Street Acquisition Corp.(a)	502,513
21,394	Newhold Investment Corp. II, Class A(a)	211,159
27,667	Nubia Brand International Corp.(a)	282,480
16,621	Peridot Acquisition Corp. II(a)	163,052
50,000	Pioneer Merger Corp., Class A(a)	492,500
30,877	Primavera Capital Acquisition Corp.(a)	305,682
48,807	Property Solutions Acquisition Corp. II(a)	477,821
45,010	RMG Acquisition Corp. III(a)	442,898
41,128	Schultze Special Purpose Acquisition Corp. II, Class A(a)	404,700
41,454	ScION Tech Growth II(a)	406,249
23,512	Screaming Eagle Acquisition Corp., Class A(a)	225,480
29,401	Shelter Acquisition Corp. I, Class A(a)	289,012
41,488	SHUAA Partners Acquisition Corp. I, Class A(a)	413,635
39,641	Sierra Lake Acquisition Corp., Class A(a)	393,635
56,431	Silver Spike Acquisition Corp. II(a)	552,742
57,800	Spree Acquisition Corp. 1, Ltd.(a)	576,844
13,472	Springwater Special Situations Corp.(a)	133,103
376	SVF Investment Corp., Class A(a)	3,707
72,170	TortoiseEcofin Acquisition Corp. III(a)	697,161
69,544	TPG Pace Beneficial II Corp.(a)	676,663
53,986	Twelve Seas Investment Co. II(a)	527,983
17,611	Valuence Merger Corp. I, Class A(a)	176,286
29,567	VectoIQ Acquisition Corp. II(a)	290,939
26,262	VY Global Growth(a)	259,815
59,397	Worldwide Webb Acquisition Corp., Class A(a)	592,188
		27,780,252
Health Care — 0.8%
167,317	Talkspace, Inc.(a)	284,439
Total Common Stocks (Cost $30,762,638)		28,064,691

Private Investments — 14.2%
255,379	Adara Acquisition Corp. – Founder Shares(a)(c)(d)	2,020,558
250,000	Global Consumer Acquisition Corp. – Founder Shares(a)(c)(d)	2,020,000
N/A	Silver Spike Sponsor II LLC(a)(c)(d)(e)	270,000
59,668	Springwater Special Situations Corp. – Founder Shares(a)(c)(d)	474,957
19,889	Springwater Special Situations Corp. – Private Placement Units(a)(c)(d)(f)	158,316
		4,943,831
Total Private Investments (Cost $1,348,894)		4,943,831

Private Investment In Public Equity — 0.7%
200,000	Shapeways Holdings, Inc.(a)	234,000
Total Private Investment in Public Equity (Cost $2,000,000)		234,000

Private Investment In Warrants — 0.2%
425,000	Adara Acquisiton Corp.(a)(c)(d)(g)	61,200
Total Private Investment in Warrants (Cost $—)		61,200

Rights — 0.0%†
40,000	Aurora Technology Acquisition Corp., 01/01/2024(a)	3,800
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	7,606
40,238	International Media Acquisition Corp.(a)	1,634
9,863	Keyarch Acquisition Corp.(a)	1,578
26,370	Northview Acquisition, 12/31/2022(a)	2,637
		17,255
Total Rights (Cost $41)		17,255

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
Warrants — 0.7%
54,427	Accelerate Acquisition Corp., 12/31/2027(a)	8,763
26,848	Acropolis Infrastructure Acquisition Corp., 03/31/2026(a)	5,370
12,229	Allego NV, 03/14/2025(a)	5,717
11,449	Alpha Tau Medical, Ltd., 07/03/2027(a)	5,897
5,428	Alvotech SA, 06/15/2027(a)	2,769
8,867	Ares Acquisition Corp., Class A, 12/31/2027(a)	2,042
15,030	Athena Technology Acquisition Corp. II, 010/17/2028(a)	1,784
10,734	Atlas Crest Investment Corp. II, 02/28/2026(a)	1,503
40,000	Aurora Technology Acquisition Corp., 07/02/2028(a)	1,400
16,095	Banyan Acquisition Corp., 09/30/2028(a)	2,092
8,000	BigBear.ai Holdings, Inc., 12/31/2028(a)	3,200
4,478	BOA Acquisition Corp., 02/22/2028(a)	715
11,839	CC Neuberger Principal Holdings II, 07/29/2025(a)	5,446
6,801	Churchill Capital Corp. V, 10/29/2027(a)	2,244
16,316	Class Acceleration Corp., Class A, 03/31/2028(a)	1,224
6,533	Crucible Acquisition Corp., 12/26/2025(a)	653
37,500	Decarbonization Plus Acquisition Corp. IV, 12/31/2028(a)	7,508
21,244	Endurance Acquisition Corp., 02/27/2023(a)	2,124
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	18,186
10,826	FinTech Acquisition Corp. VI, 12/31/2027(a)	1,336
10,054	Fortress Capital Acquisition Corp., 12/31/2027(a)	1,811
8,607	G Squared Ascend I, Inc., Class A, 12/31/2027(a)	1,225
42,500	Gesher I Acquisition Corp., 04/16/2028(a)	17,850
17,739	Global Business Travel Group I, 10/29/2027(a)	18,626
26,860	Global Consumer Acquisition Corp., Class C, 12/31/2027(a)	2,820
6,648	Golden Arrow Merger Corp., 07/31/2026(a)	269
34,815	Good Works II Acquisition Corp., 02/01/2028(a)	1,567
11,146	Hudson Executive Investment Corp. II, 01/31/2027(a)	1,338
5,194	Hudson Executive Investment Corp. III, 12/31/2028(a)	327
12,703	Hyzon Motors, Inc., Class C, 10/02/2025(a)	8,627
16,897	Integrated Rail And Resources Acquisition Corp., 05/21/2023(a)	4,900
41,284	Kadem Sustainable Impact Corp. , 03/16/2026(a)	4,327
18,270	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	1,917
6,000	Keyarch Acquisition Corp. , 07/25/2028(a)	719
33,750	LIV Capital Acquisition Corp. II , 02/16/2027(a)	3,375
40,204	Metals Acquisition Corp., 07/12/2023(a)	18,928
10,181	Moringa Acquisition Corp., 02/10/2026(a)	917
12,054	New Vista Acquisition Corp., 12/31/2027(a)	1,338
22,913	Newbury Street Acquisition Corp., 12/31/2027(a)	2,979
16,151	Newhold Investment Corp. II, 10/21/2023(a)	2,584
13,185	NorthView Acquisition Corp., 02/08/2027(a)	1,450
11,120	P3 Health Partners, Inc., 01/31/2027(a)	4,894
3,166	Peridot Acquisition Corp. II, Class A, 04/30/2028(a)	412
12,908	Property Solutions Acquisition Corp., 03/01/2026(a)	942
26,276	Schultze Special Purpose Acquisition Corp. II, 03/25/2028(a)	5,516
16,957	ScION Tech Growth II, 01/28/2026(a)	1,587
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	3,505
17,888	Shelter Acquisition Corp. I, 12/31/2027(a)	1,610
25,249	SHUAA Partners Acquisition Corp. I, 03/02/2027(a)	3,282
30,767	Sierra Lake Acquisition Corp., 03/31/2028(a)	3,671
16,763	Silver Spike Acquisition Corp. II, 02/26/2026(a)	1,006
658	Solid Power, Inc., 12/08/2026(a)	717
9,614	Sonder Holdings, Inc., 01/31/2028(a)	1,519
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	3,026
70,160	Springwater Special Situations Corp., 04/12/2026(a)	20,197
7,486	SVF Investment Corp., 12/31/2027(a)	1,797
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	133
15,805	Twelve Seas Investment Co. II, 03/02/2028(a)	1,264
8,978	Valuence Merger Corp. I, 03/01/2027(a)	1,077
5,926	VectoIQ Acquisition Corp. II, 12/31/2027(a)	711

Portfolio of Investments (continued)	June 30, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
Warrants — 0.7% (continued)
29,698	Worldwide Webb Acquisition Corp., 03/27/2023(a)	2,230
		236,963
Total Warrants (Cost $164,427)		236,963

Total Investments — 96.3% (Cost $34,276,000)		33,557,940
Other Assets in Excess of Liabilities — 3.7%		1,294,435
Net Assets — 100.0%		34,852,375

†	Represents less than 0.05%
(a)	Non-income producing security
(b)	This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $1,052,905.
(c)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 14.36% of the net assets of the Fund.
(d)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2022 was $5,005,031 which represented 14.36% of the total investments of the Fund.
(e)	This position represents a private placement investment in a SPAC sponsor. The return on this investment is subject to a waterfall upon the consummation of a deal and may be paid in cash and/or SPAC shares and/or warrants.
(f)	Each unit represents one share and ½ warrant.
(g)	Warrant expires five years after initial business combination.

The illiquid restricted securities held as of June 30, 2022 are identified below.

Security	Acquisition Date(a)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. – Founder Shares	01/14/2021	—	255,379	2,020,558	5.8
Global Consumer Acquisition Corp. – Founder Shares	06/01/2021	500,000	250,000	2,020,000	5.8
Silver Spike Sponsor II, LLC(e)	02/12/2021	225,000	N/A	270,000	0.8
Springwater Special Situations Corp. – Founder Shares	08/12/2021	—	59,668	474,957	1.4
Adara Acquisition Corp.(g)	01/14/2021	425,000	425,000	61,200	0.2
Springwater Special Situations Corp. – Private Placement Units(f)	08/12/2021	200,000	19,889	158,316	0.4

(a)	Acquisition date represents the initial purchase date of the security

Portfolio of Investments	June 30, 2022 (Unaudited)

The De-SPAC ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Consumer Discretionary	11.7
Health Care	11.9
Industrials	38.5
Information Technology	33.7
Real Estate	4.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 100.2%
Consumer Discretionary — 11.7%
2,129	Lucid Group, Inc.(a)	36,534
22,587	Sonder Holdings, Inc.(a)	23,490
7,227	Super Group SGHC, Ltd.(a)	29,631
		89,655
Health Care — 11.9%
8,268	Celularity, Inc.(a)	28,111
13,664	Ginkgo Bioworks Holdings, Inc. (a)	32,521
24,595	Sema4 Holdings Corp.(a)	30,990
		91,622
Industrials — 38.6%
5,138	Alight, Inc., Class A(a)	34,681
19,129	Astra Space, Inc.(a)	24,868
15,811	Aurora Innovation, Inc.(a)	30,199
14,374	Grab Holdings, Ltd.(a)	36,366
9,782	Hyzon Motors, Inc.(a)	28,759
14,535	Microvast Holdings, Inc.(a)	32,268
8,988	SES AI Corp.(a)	35,323
5,380	Tritium DCFC, Ltd.(a)	32,764
10,671	Virgin Orbit Holdings, Inc.(a)	40,870
		296,098
Information Technology — 33.8%
16,449	Core Scientific, Inc.(a)	24,509
41,403	Dave, Inc.(a)	28,493
50,963	Embark Technology, Inc.(a)	25,751
7,857	IonQ, Inc.(a)	34,414
9,312	Matterport, Inc.(a)	34,082
5,343	Mirion Technologies, Inc.(a)	30,776
6,499	Navitas Semiconductor Corp.(a)	25,086
7,449	Rigetti Computing, Inc.(a)	27,338
10,766	SoundHound AI, Inc., Class A(a)	28,853
		259,302
Real Estate — 4.2%
6,451	WeWork, Inc., Class A(a)	32,384
Total Common Stocks (Cost $1,581,352)		769,061

Total Investments — 100.2%
(Cost $1,581,352)		769,061
Liabilities in Excess of Other Assets — (0.2%)		(1,604)
Net Assets — 100.0%		767,457

(a)	Non-income producing security

Portfolio of Investments	June 30, 2022 (Unaudited)

The Short De-SPAC ETF

Total Return Swap Agreements

Pay/ Receive	Financing Rate (%)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	1.18	Alight, Inc., Class A	Cowen	5/22/23	At Maturity	1,247,982	114,964	—	114,964
Pay	3.68	Astra Space, Inc.	Cowen	5/22/23	At Maturity	1,090,044	275,494	—	275,494
Pay	1.18	Aurora Innovation, Inc., Class A	Cowen	5/22/23	At Maturity	1,188,233	198,891	—	198,891
Pay	69.18	Celularity, Inc.	Cowen	5/22/23	At Maturity	1,108,951	152,490	—	152,490
Pay	2.18	Core Scientific, Inc.	Cowen	5/22/23	At Maturity	1,100,887	292,267	—	292,267
Pay	16.18	Dave, Inc., Class A	Cowen	5/22/23	At Maturity	1,124,760	239,934	—	239,934
Pay	7.18	Embark Technology, Inc.	Cowen	5/22/23	At Maturity	1,065,506	220,255	—	220,255
Pay	1.18	Ginkgo Bioworks Holdings, Inc., Class A	Cowen	5/22/23	At Maturity	1,244,227	177,363	—	177,363
Pay	1.68	Grab Holdings, Ltd., Class A	Cowen	5/22/23	At Maturity	1,188,138	7,939	—	7,939
Pay	5.18	Hyzon Motors, Inc., Class A	Cowen	5/22/23	At Maturity	1,212,283	271,780	—	271,780
Pay	4.18	IonQ, Inc.	Cowen	5/22/23	At Maturity	1,266,063	136,046	—	136,046
Pay	17.18	Lucid Group, Inc.	Cowen	5/22/23	At Maturity	1,236,042	26,092	—	26,092
Pay	1.18	Matterport, Inc.	Cowen	5/22/23	At Maturity	1,245,857	141,489	—	141,489
Pay	19.18	Microvast Holdings, Inc.	Cowen	5/22/23	At Maturity	1,299,243	235,729	—	235,729
Pay	1.18	Mirion Technologies, Inc., Class A	Cowen	5/22/23	At Maturity	1,199,238	197,791	—	197,791
Pay	3.68	Navitas Semiconductor Corp.	Cowen	5/22/23	At Maturity	1,172,168	350,887	—	350,887
Pay	36.18	Rigetti Computing, Inc.	Cowen	5/22/23	At Maturity	1,114,683	207,546	—	207,546
Pay	1.18	Sema4 Holdings Corp., Class A	Cowen	5/22/23	At Maturity	1,155,469	153,934	—	153,934
Pay	13.18	SES AI Corp., Class A	Cowen	5/22/23	At Maturity	1,239,168	82,559	—	82,559
Pay	21.18	Sonder Holdings, Inc., Class A	Cowen	5/22/23	At Maturity	1,073,576	299,399	—	299,399
Pay	209.18	SoundHound AI, Inc., Class A	Cowen	5/22/23	At Maturity	1,109,913	98,870	—	98,870
Pay	6.18	Super Group SGHC, Ltd.	Cowen	5/22/23	At Maturity	1,137,721	146,428	—	146,428
Pay	104.18	Tritium DCFC, Ltd.	Cowen	5/22/23	At Maturity	1,214,065	91,296	—	91,296
Pay	24.18	Virgin Orbit Holdings, Inc.	Cowen	5/22/23	At Maturity	1,194,957	(206,090)	—	(206,090)
Pay	8.18	WeWork, Inc.	Cowen	5/22/23	At Maturity	1,241,471	171,712	—	171,712
							4,085,065	—	4,085,065